LEASES (Details)	9 Months Ended
Sep. 30, 2019 CAD ($)
Disclosure Of Leases [Line Items]
Balance	$ 0
Balance	5,850,117
Costs
Disclosure Of Leases [Line Items]
Balance	5,184,165
Additions	1,741,275
Balance	6,925,440
Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	653,935
Amortization during period	421,388
Balance	1,075,323
Land use Rights
Disclosure Of Leases [Line Items]
Balance	0
Balance	3,361,660
Land use Rights | Costs
Disclosure Of Leases [Line Items]
Balance	3,634,227
Additions	0
Balance	3,634,227
Land use Rights | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	181,711
Amortization during period	90,856
Balance	272,567
Buildings
Disclosure Of Leases [Line Items]
Balance	0
Balance	2,342,749
Buildings | Costs
Disclosure Of Leases [Line Items]
Balance	1,371,759
Additions	1,720,037
Balance	3,091,796
Buildings | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	449,664
Amortization during period	299,383
Balance	749,047
Equipment
Disclosure Of Leases [Line Items]
Balance	0
Balance	145,708
Equipment | Costs
Disclosure Of Leases [Line Items]
Balance	178,179
Additions	21,238
Balance	199,417
Equipment | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	22,560
Amortization during period	31,149
Balance	$ 53,709